Owners' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Changes In Outstanding Limited Partner Units

Limited partner units outstanding on January 1, 2010	213,175,644
01/10—Settlement of 2007 award grants	280,634
01/10—Other(a)	6,420
07/10—Issuance of limited partner units	11,500,000
Limited partner units outstanding on December 31, 2010	224,962,698
01/11—Settlement of 2008 award grants	505,492
01/11—Other(a)	4,952
Limited partner units outstanding on December 31, 2011	225,473,142
01/12—Settlement of 2009 award grants	722,766
01/12—Other(a)	4,964
Limited partner units outstanding on December 31, 2012	226,200,872

(a)	Limited partner units issued to settle the equity-based retainer paid to independent directors of our general partner.